Contents of Significant Accounts - Unused Tax Loss Carry-forward for Which No Deferred Income Tax Assets have been Recognized (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	$ 37,259,181	$ 41,292,987
1-5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	35,263,925	38,562,420
6-10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	$ 1,995,256	$ 2,730,567